UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue

         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jefferson V. DeAngelis
Title:     Vice President (Public Markets)
Phone:     414-665-5291

Signature, Place, and Date of Signing:

     Jefferson V. DeAngelis     Milwaukee, WI     September 23, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01096                 Russell Trust Company
       28-01190                 Frank Russell Company
       28-05583                 Northwestern Investment Management Company, LLC
       28-10206                 Mason Street Advisors, LLC
       28-11160                 Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $16,186 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     RUSL 3000 VALU   464287663     2226    19787 SH       DEFINED                                   19787
ISHARES TR                     DJ SEL DIV INX   464287168      311     4326 SH       DEFINED                                    4326
ISHARES TR                     1-3 YR TRS BD    464287457      312     3892 SH       DEFINED                                    3892
ISHARES TR                     20+ YR TRS BD    464287432      218     2574 SH       DEFINED                                    2574
ISHARES TR                     LEHMAN AGG BND   464287226      260     2635 SH       DEFINED                                    2635
ISHARES TR                     US TIPS BD FD    464287176      210     2117 SH       DEFINED                                    2117
ISHARES TR                     MSCI EAFE IDX    464287465     1237    15363 SH       DEFINED                                   15363
ISHARES TR                     MSCI EMERG MKT   464287234      450     3425 SH       DEFINED                                    3425
ISHARES TR                     RUSSELL1000GRW   464287614      377     6380 SH       DEFINED                                    6380
ISHARES TR                     RUSSELL 1000     464287622     1360    16678 SH       DEFINED                                   16678
ISHARES TR                     RUSSELL1000VAL   464287598      919    10624 SH       DEFINED                                   10624
ISHARES TR                     COHEN&ST RLTY    464287564     1962    21725 SH       DEFINED                                   21725
ISHARES TR                     RUSL 2000 VALU   464287630      224     2767 SH       DEFINED                                    2767
ISHARES TR                     RUSSELL MCP GR   464287481      266     2357 SH       DEFINED                                    2357
ISHARES TR                     RUSSELL MIDCAP   464287499      831     7608 SH       DEFINED                                    7608
ISHARES TR                     RUSSELL MCP VL   464287473      733     4651 SH       DEFINED                                    4651
ISHARES TR                     S&P500 GRW       464287309      724    10496 SH       DEFINED                                   10496
ISHARES TR                     S&P 500 INDEX    464287200      726     4810 SH       DEFINED                                    4810
ISHARES TR                     S&P MIDCAP 400   464287507      403     4506 SH       DEFINED                                    4506
ISHARES TR                     S&P SMLCP GROW   464287887      216     1511 SH       DEFINED                                    1511
ISHARES TR                     RUSSELL 2000     464287655      304     3679 SH       DEFINED                                    3679
SPDR TR                        UNIT SER 1       78462F103      781     5191 SH       DEFINED                                    5191
VANGUARD INDEX FDS             VALUE ETF        922908744      335     4646 SH       DEFINED                                    4646
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      215     3196 SH       DEFINED                                    3196
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      233     3799 SH       DEFINED                                    3799
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      353     3908 SH       DEFINED                                    3908